Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2013 Unsecured loans, weighted-average interest rate of 3.89%	Mar. 31, 2014 Unsecured loans, weighted-average interest rate of 4.22%	Mar. 31, 2013 Secured call money, weighted-average interest rate of 0.11%	Mar. 31, 2014 Secured call money, weighted-average interest rate of 0.10%
Short-term Debt [Line Items]
Debt weighted-average interest rate	3.89%	4.22%	0.11%	0.10%